Significant Accounting Judgments Estimates and Assessments - Additional Information (Details) $ in Millions	12 Months Ended
Dec. 31, 2021 USD ($) Contract
Significant Accounting Judgments Estimates And Assessments [Line Items]
Description of lease extension option	four new production plants, which commenced during 2021, extension options have been included in the lease term since the Group intends to make larger investments in the plants.
Embedded Leases
Significant Accounting Judgments Estimates And Assessments [Line Items]
Number of supplier contracts | Contract	2
Lease liabilities | $	$ 10
Two Existing Production Plants
Significant Accounting Judgments Estimates And Assessments [Line Items]
Period of lease term option to extend	40 years
Production Plants One
Significant Accounting Judgments Estimates And Assessments [Line Items]
Lease term for production plants	10 years
Production Plants Two
Significant Accounting Judgments Estimates And Assessments [Line Items]
Lease term for production plants	20 years
Production Plants Three
Significant Accounting Judgments Estimates And Assessments [Line Items]
Lease term for production plants	40 years